Ordinary Shares (Tables)	6 Months Ended
Jun. 30, 2020
Summary of ordinary shares transactions	A summary of ordinary share transactions (in thousands) is as follows:

	2020	2019
As at January 1	666,906	666,577
Public offering	23,669	—
As at June 30	690,575	666,577